Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net income	$ 1,935	$ 12,507	$ 36,836
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	7,574	6,904	5,503
Amortization and write-off of special survey costs	599	382	388
Allowance reduction for credit losses	(22)	(38)	(78)
Amortization and write-off of financing costs	226	238	247
Amortization of restricted common stock grants	263	62	171
Loss from debt extinguishment			379
Loss from financial derivative instrument			59
Gain on sale of vessels, net			(25,125)
Changes in assets and liabilities:
Inventories	1,353	(932)	954
Trade accounts receivable	3,054	(38)	5,583
Prepayments and other assets	58	(405)	(97)
Insurance claim receivable		(245)	608
Special survey cost	(1,457)	(100)	(1,379)
Trade accounts payable	(633)	538	(1,094)
Due to/(from) related parties	712	177	(231)
Hire collected in advance	486	(1,062)	(960)
Accrued and other liabilities	(539)	858	(322)
Net cash provided by operating activities	13,609	18,846	21,442
Cash flow from investing activities:
Proceeds from the sale of vessels, net			64,213
Advances for vessel acquisition			(2,663)
Payments for vessel acquisition		(44,969)	(28,500)
Ballast water treatment system installation			(768)
Vessel additions	(699)	(24)	(77)
Vessel additions prepayments		(170)
Proceeds from insurance claim	341
Short-term investment in time deposits	(1,000)	3,000	(20,000)
Net cash provided by/(used in) investing activities	(1,358)	(42,163)	12,205
Cash flows from financing activities:
Proceeds from long-term debt	33,350	31,000	34,500
Repayment of long-term debt	(30,673)	(7,307)	(38,760)
Contributions from non-controlling interests		5,880	4,520
Redemption of Series A Convertible Preferred shares		(10,079)
Repayment of promissory note			(6,000)
Financial derivative instrument			561
Payment of financing costs	(144)	(357)	(277)
Preferred stock dividends paid		(587)	(797)
Common stock re-purchase program	(472)	(1,486)	(1,244)
Deemed dividend from Konkar Venture acquisition		(7,493)
Net cash provided by/(used in) financing activities	2,061	9,571	(7,497)
Net increase/(decrease) in cash and cash equivalents and restricted cash	14,312	(13,746)	26,150
Cash and cash equivalents and restricted cash at the beginning of the period	22,593	36,339	10,189
Cash and cash equivalents and restricted cash at the end of the period	36,905	22,593	36,339
SUPPLEMENTAL INFORMATION:
Cash paid for interest	6,160	5,908	5,630
Issuance of common stock financing acquisition of vessel “Konkar Venture” (Non-cash financing activities)		1,382
Unpaid portion of Special Survey cost	21		126
Unpaid portion of financing costs	35		16
Unpaid portion of Ballast Water Treatment System installation			$ 43